LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
LOSS PER SHARE
Schedule of basic and diluted loss per share

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Numerator:
Net (loss)/ income attributable to Baird Medical Investment Holdings Limited’s shareholders	$(11,293,895)	$35,405
Dividend to preferred shares	(101,500)	(101,500)
Net loss attributable to the Company’s ordinary shareholders - basic	(11,395,395)	(66,095)
Dilutive factors	—	—
Net loss attributable to the Company’s ordinary shareholders - diluted	(11,395,395)	(66,095)
Denominator:
Weighted average number of shares – basic	26,402,382	31,330,271
Effects of dilutive securities	—	—
Weighted average number of shares – diluted	26,402,382	31,330,271
Net loss per share, basic	$(0.43)	$(0.002)
Net loss per share, diluted	$(0.43)	$(0.002)